Exhibit 99.1

SLM Student Loan Trust 2014-2 Monthly Servicing Report
Distribution Date	07/27/2015
Collection Period	06/01/2015 - 06/30/2015

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		03/27/2014	05/31/2015	06/30/2015
	Principal Balance		$947,628,246.57	$834,413,149.86	$822,486,791.37
	Interest to be Capitalized Balance		17,244,992.28	12,352,969.17	11,521,620.31

	Pool Balance		$964,873,238.85	$846,766,119.03	$834,008,411.68
	Specified Reserve Account Balance		4,976,726.00	2,116,915.30	2,085,021.03

	Adjusted Pool (1)		$969,849,964.85	$848,883,034.33	$836,093,432.71
	Weighted Average Coupon (WAC)		6.24%	6.20%	6.20%
	Number of Loans		199,512	176,901	174,214
	Aggregate Outstanding Principal Balance - Tbill			$7,942,952.03	$7,636,217.47
	Aggregate Outstanding Principal Balance - LIBOR			$838,823,167.00	$826,372,194.21
	Pool Factor			0.850726077	0.837908707
	Since Issued Constant Prepayment Rate			7.33%	7.49%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	06/25/2015		07/27/2015
	A1	78448GAA8	$116,094,203.99		$103,432,498.38
	A2	78448GAB6	$191,000,000.00		$191,000,000.00
	A3	78448GAC4	$506,100,000.00		$506,100,000.00
	B	78448GAD2	$27,200,000.00		$27,200,000.00

C	Account Balances		06/25/2015		07/27/2015
	Reserve Account Balance		$2,116,915.30		$2,085,021.03
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$2,798,404.98		$5,455,775.88
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		06/25/2015		07/27/2015
	Adjusted Pool Balance + Supplemental Loan Purchase		$848,883,034.33		$836,093,432.71
	Total Notes		$840,394,203.99		$827,732,498.38
	Difference		$8,488,830.34		$8,360,934.33
	Parity Ratio		1.01010		1.01010

Page 2 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

II. Trust Activity 06/01/2015 through		06/30/2015

A	Student Loan Principal Receipts
	Borrower Principal	4,886,629.87
	Guarantor Principal	4,476,272.93
	Consolidation Activity Principal	5,387,288.39
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(54.79)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$14,750,136.40

B	Student Loan Interest Receipts
	Borrower Interest	1,644,653.94
	Guarantor Interest	122,251.38
	Consolidation Activity Interest	129,431.99
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	2,876.55
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	51,392.53
	Total Interest Receipts	$1,950,606.39

C	Reserves in Excess of Requirement	$31,894.27

D	Investment Income	$667.63

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(2,657,370.90)
M	AVAILABLE FUNDS	$14,075,933.79

N	Non-Cash Principal Activity During Collection Period	$(2,823,777.91)

O	Non-Reimbursable Losses During Collection Period	$101,310.93

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

III. 2014-2	Portfolio Characteristics

	06/30/2015				05/31/2015
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.18%	2,210	$10,698,332.85	1.301%	6.18%	2,317	$11,317,004.28	1.356%
GRACE	6.22%	819	$3,646,920.86	0.443%	6.22%	1,034	$4,320,329.21	0.518%
DEFERMENT	6.04%	21,995	$100,827,051.02	12.259%	6.07%	22,072	$101,373,605.09	12.149%
REPAYMENT: CURRENT	6.28%	102,463	$440,290,649.22	53.532%	6.25%	104,346	$448,589,979.08	53.761%
31-60 DAYS DELINQUENT	6.01%	5,518	$28,017,667.63	3.406%	6.05%	6,619	$32,373,712.57	3.880%
61-90 DAYS DELINQUENT	6.02%	3,869	$18,796,475.26	2.285%	5.85%	4,012	$18,958,317.53	2.272%
91-120 DAYS DELINQUENT	5.78%	2,710	$12,903,215.12	1.569%	5.82%	2,691	$12,602,944.50	1.510%
> 120 DAYS DELINQUENT	5.74%	6,582	$30,960,197.54	3.764%	5.77%	6,739	$31,743,853.97	3.804%
FORBEARANCE	6.40%	24,894	$163,336,043.94	19.859%	6.44%	23,347	$157,751,726.30	18.906%
CLAIMS IN PROCESS	4.81%	3,154	$13,010,237.93	1.582%	4.87%	3,724	$15,381,677.33	1.843%

TOTAL		174,214	$822,486,791.37	100.00%		176,901	$834,413,149.86	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

IV. 2014-2 Portfolio Characteristics (cont’d)

	06/30/2015	05/31/2015
Pool Balance	$834,008,411.68	$846,766,119.03
Outstanding Borrower Accrued Interest	$17,967,659.01	$19,009,203.38
Borrower Accrued Interest to be Capitalized	$11,521,620.31	$12,352,969.17
Borrower Accrued Interest >30 Days Delinquent	$2,286,663.90	$2,425,845.06
Total # Loans	174,214	176,901
Total # Borrowers	53,879	54,768
Weighted Average Coupon	6.20%	6.20%
Weighted Average Remaining Term	122.77	122.49
Non-Reimbursable Losses	$101,310.93	$61,017.94
Cumulative Non-Reimbursable Losses	$633,280.80	$531,969.87
Since Issued Constant Prepayment Rate (CPR)	7.49%	7.33%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$2,933,605.14	$2,127,593.25
Borrower Interest Accrued	$3,804,057.71	$3,984,929.48
Interest Subsidy Payments Accrued	$296,460.61	$311,755.47
Special Allowance Payments Accrued	$30,324.69	$27,862.94

Page 5 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

V. 2014-2 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	5.67%	92,144	298,128,918.95	36.247%
- GSL - Unsubsidized	5.97%	74,282	401,718,125.84	48.842%
- PLUS (2) Loans	8.29%	7,689	122,161,744.60	14.853%
- SLS (3) Loans	3.51%	99	478,001.98	0.058%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.20%	174,214	$822,486,791.37	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.28%	148,804	756,385,233.66	91.963%
- Two Year	5.26%	22,238	57,402,287.37	6.979%
- Technical	5.50%	3,033	8,364,612.52	1.017%
- Other	3.91%	139	334,657.82	0.041%

Total	6.20%	174,214	$822,486,791.37	100.000%

*Percentages may not total 100% due to rounding.

(1)        Guaranteed Stafford Loan

(2)        Parent Loans for Undergraduate Students

(3)        Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

VI. 2014-2 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$14,075,933.79

A		Primary Servicing Fee	$181,898.80	$13,894,034.99

B		Administration Fee	$6,667.00	$13,887,367.99

C		Class A Noteholders’ Interest Distribution Amount	$485,813.22	$13,401,554.77

D		Class B Noteholders’ Interest Distribution Amount	$40,787.91	$13,360,766.86

E		Reserve Account Reinstatement	$-	$13,360,766.86

F		Class A Noteholders’ Principal Distribution Amount	$12,661,705.61	$699,061.25

G		Class B Noteholders’ Principal Distribution Amount	$-	$699,061.25

H		Unpaid Expenses of The Trustees	$-	$699,061.25

I		Carryover Servicing Fee	$-	$699,061.25

J		Remaining Amounts to the Noteholders after the first auction date	$-	$699,061.25

K		Excess Distribution Certificateholder	$699,061.25	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$822,486,791.37

	B	Interest to be Capitalized	$11,521,620.31

	C	Capitalized Interest Account Balance	$-

	D	Reserve Account Balance (after any reinstatement)	$2,085,021.03

	E	Less: Specified Reserve Account Balance	$(2,085,021.03)

	F	Total	$834,008,411.68

	G	Class A Notes Outstanding (after application of available funds)	$800,532,498.38

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

VII. 2014-2 Distributions
Distribution Amounts
	A1	A2	A3

Cusip/Isin	78448GAA8	78448GAB6	78448GAC4
Beginning Balance	$116,094,203.99	$191,000,000.00	$506,100,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.25%	0.35%	0.59%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/25/2015	6/25/2015	6/25/2015
Accrual Period End	7/27/2015	7/27/2015	7/27/2015
Daycount Fraction	0.08888889	0.08888889	0.08888889
Interest Rate*	0.43700%	0.53700%	0.77700%
Accrued Interest Factor	0.000388444	0.000477333	0.000690667
Current Interest Due	$45,096.15	$91,170.67	$349,546.40
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$45,096.15	$91,170.67	$349,546.40
Interest Paid	$45,096.15	$91,170.67	$349,546.40
Interest Shortfall	$-	$-	$-
Principal Paid	$12,661,705.61	$-	$-
Ending Principal Balance	$103,432,498.38	$191,000,000.00	$506,100,000.00
Paydown Factor	0.047245170	0.000000000	0.000000000
Ending Balance Factor	0.385942158	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

ViI. 2014-2 Distributions
Distribution Amounts
B

Cusip/Isin	78448GAD2
Beginning Balance	$27,200,000.00
Index	LIBOR
Spread/Fixed Rate	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/25/2015
Accrual Period End	7/27/2015
Daycount Fraction	0.08888889
Interest Rate*	1.68700%
Accrued Interest Factor	0.001499556
Current Interest Due	$40,787.91
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$40,787.91
Interest Paid	$40,787.91
Interest Shortfall	$-
Principal Paid	$-
Ending Principal Balance	$27,200,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 9 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

VIII. 2014-2 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$840,394,203.99
	Adjusted Pool Balance	$836,093,432.71
	Overcollateralization Amount	$8,360,934.33
	Principal Distribution Amount	$12,661,705.61
	Principal Distribution Amount Paid	$12,661,705.61
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,116,915.30
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,116,915.30
	Required Reserve Acct Balance	$2,085,021.03
	Release to Collection Account	$31,894.27
	Ending Reserve Account Balance	$2,085,021.03
C	Floor Income Rebate Account
	Beginning Period Balance	$2,798,404.98
	Deposits for the Period	$2,657,370.90
	Release to Collection Account	$-
	Ending Balance	$5,455,775.88
D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 10 of 10	Trust 2014-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015